Deposits (Tables)	12 Months Ended
Mar. 31, 2013
Deposits [Abstract]
Summary of deposits

	March 31,
	2013			2012
	Weighted Average Rate	Amount	Percent	Weighted Average Rate	Amount	Percent
	(Dollars In Thousands)
Demand accounts:
Non-interest bearing	0.00%	$13,228	1.73%	0.00%	$7,997	0.97%
Crystal Checking	0.20	14,428	1.89	0.30	14,938	1.81
NOW	0.10	23,226	3.04	0.20	21,289	2.58
Super NOW	0.20	216	0.03	0.30	120	0.01
Money Market	0.20	19,356	2.53	0.30	21,085	2.55

	0.13	70,454	9.22	0.23	65,429	7.92

Savings and club accounts	0.20	127,957	16.76	0.33	122,852	14.87

Certificates of deposit	1.36	565,281	74.02	1.69	637,994	77.21

Total Deposits	1.05%	$763,692	100.00%	1.37%	$826,275	100.00%

Schedule of maturities of certificates of deposit

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2013	2012
	(In Thousands)
One year or less	$321,254	$374,476
After one to two years	141,160	150,704
After two to three years	58,527	67,070
After three to four years	6,298	11,766
After four years to five years	13,318	16,649
Thereafter	24,724	17,329

	$565,281	$637,994

Schedule of Interest expenses on deposits

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Demand	$111	$195	$375
Savings and club	324	518	874
Certificates of deposits	9,042	11,932	13,616

	$9,477	$12,645	$14,865